Loan Receivable and Accrued Interest (Details) - USD ($)	Mar. 31, 2020	Mar. 31, 2019
Receivables [Abstract]
Loan receivable - RH Holdings Management (HK) Limited	$ 1,500,000
Accrued interest	67,500
Total	$ 1,567,500